Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

14 Intangible assets, net

The Group’s intangible assets, net consist of following:

	As of December 31
	2020	2021
	RMB	RMB
Finite‑lived intangible assets
Non‑compete agreements	7,183,773	7,183,773
Trademarks, patents, software and others	5,250,164	5,268,168
Customer lists	1,562,198	1,553,507
Driver lists	304,784	296,332
Total	14,300,919	14,301,780
Less: accumulated amortization	(9,398,365)	(11,182,929)
Less: accumulated impairment loss	—	(287,270)
Net book value	4,902,554	2,831,581
Indefinite‑lived intangible assets
Online payment license	398,085	398,085
Others	56,479	56,479
Total	454,564	454,564
Finite and indefinite‑lived intangible assets	5,357,118	3,286,145

14 Intangible assets, net (Continued)

For the years ended December 31, 2019, 2020 and 2021, amortization expenses amounted to RMB2,109,121, RMB1,993,945 and RMB1,824,762, respectively. For the year ended December 31, 2021, impairment loss with the amount of RMB288,221 was recorded for the intangible assets generated from the acquisition of 99 Taxis. Refer to Note 15 Goodwill for further information.

As of December 31, 2021, amortization expenses related to intangible assets for future periods are estimated to be as follows:

Amortization Expenses
RMB
2022	1,604,324
2023	987,341
2024	124,115
2025	44,898
Thereafter	70,903
Total expected amortization expenses	2,831,581